BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2014
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of New Colombia Resources, Inc. (“New Colombia Resources” or the “Company”) (formerly VSUS Technologies, Inc.) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K filed with the SEC. In the opinion of management, the accompanying unaudited interim financial statements reflect all adjustments, consisting of normal recurring adjustments, necessary to present fairly the financial position and the results of operations for the interim period presented herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year or for any future period. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited financial statements for fiscal 2013 as reported in the Form 10-K have been omitted.

The Company has limited operations and is considered to be in the development stage. During the quarter ended June 30, 2014, the Company has elected to early adopt Accounting Standards Update No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. The adoption of this ASU allows the company to remove the inception to date information and all references to development stage.